OPERATING COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Costs [Abstract]
Cost of equipment sales	$ 2,540	$ 2,451
Merchandise for resale	209	217
Other external purchases	5,930	5,606
Employee salaries, benefits, and stock-based compensation	2,308	2,453
Total operating costs	$ 10,987	$ 10,727